Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Depreciations [Abstract]
Depreciation of property, plant and equipment	$ 50,415	$ 30,636	$ 7,682
Depreciation of right-of-use assets	235	220	59
Total depreciation	$ 50,650	$ 30,856	$ 7,741